Fair Value Measurements - Mortgage Servicing Rights - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Available for sale debt securities, fair value	$ 175,093	$ 218,205
Mortgage servicing rights, fair value	2,482	2,931
Recurring
Assets:
Assets, Total	177,588	221,148
Recurring | U.S. Treasury
Assets:
Available for sale debt securities, fair value	995	1,952
Recurring | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	8,047	9,966
Recurring | U.S. government-sponsored enterprises
Assets:
Available for sale debt securities, fair value	22,283	43,335
Recurring | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	33,789	40,386
Recurring | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	105,616	118,192
Recurring | Other debt securities
Assets:
Available for sale debt securities, fair value	3,053	3,000
Recurring | Bank issued trust preferred securities
Assets:
Available for sale debt securities, fair value	1,310	1,374
Recurring | Equity securities
Assets:
Available for sale debt securities, fair value	13	12
Recurring | Mortgage servicing rights (MSRs)
Assets:
Mortgage servicing rights, fair value	2,482	2,931
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Assets, Total	1,008	1,964
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. Treasury
Assets:
Available for sale debt securities, fair value	995	1,952
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government-sponsored enterprises
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other debt securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Bank issued trust preferred securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equity securities
Assets:
Available for sale debt securities, fair value	13	12
Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage servicing rights (MSRs)
Assets:
Mortgage servicing rights, fair value	0	0
Recurring | Other Observable Inputs (Level 2)
Assets:
Assets, Total	174,098	216,253
Recurring | Other Observable Inputs (Level 2) | U.S. Treasury
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Other Observable Inputs (Level 2) | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	8,047	9,966
Recurring | Other Observable Inputs (Level 2) | U.S. government-sponsored enterprises
Assets:
Available for sale debt securities, fair value	22,283	43,335
Recurring | Other Observable Inputs (Level 2) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	33,789	40,386
Recurring | Other Observable Inputs (Level 2) | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	105,616	118,192
Recurring | Other Observable Inputs (Level 2) | Other debt securities
Assets:
Available for sale debt securities, fair value	3,053	3,000
Recurring | Other Observable Inputs (Level 2) | Bank issued trust preferred securities
Assets:
Available for sale debt securities, fair value	1,310	1,374
Recurring | Other Observable Inputs (Level 2) | Equity securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Other Observable Inputs (Level 2) | Mortgage servicing rights (MSRs)
Assets:
Mortgage servicing rights, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Assets, Total	2,482	2,931
Recurring | Significant Unobservable Inputs (Level 3) | U.S. Treasury
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government and federal agency obligations
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | U.S. government-sponsored enterprises
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Obligations of states and political subdivisions
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage-backed securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Other debt securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Bank issued trust preferred securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Equity securities
Assets:
Available for sale debt securities, fair value	0	0
Recurring | Significant Unobservable Inputs (Level 3) | Mortgage servicing rights (MSRs)
Assets:
Mortgage servicing rights, fair value	$ 2,482	$ 2,931